SHARE CAPITAL (Narrative) (Details)								1 Months Ended											12 Months Ended
	Aug. 09, 2021 CAD ($) Year share $ / shares	Jun. 10, 2021 CAD ($) Year share $ / shares	Aug. 13, 2020 $ / shares shares	Jul. 03, 2020 $ / shares shares	May 15, 2020 CAD ($) share $ / shares shares	Feb. 04, 2020 CAD ($) share $ / shares	Nov. 12, 2014	Mar. 30, 2023 CAD ($) share	Mar. 16, 2023 share	Feb. 22, 2023 CAD ($) share $ / shares $ / Unit	Jan. 29, 2021 CAD ($) Year share $ / shares shares	Jan. 21, 2021 CAD ($) Year share $ / shares	Sep. 30, 2020 CAD ($) share $ / shares shares	Sep. 24, 2020 $ / shares shares	Sep. 22, 2020 $ / shares shares	Aug. 21, 2020 CAD ($) shares	Apr. 24, 2020 CAD ($) share $ / shares shares	Apr. 25, 2018	Nov. 30, 2022 CAD ($) share $ / shares shares	Aug. 09, 2022 CAD ($) $ / shares shares	Nov. 30, 2021 CAD ($) share $ / shares shares	Nov. 30, 2020 CAD ($) share $ / shares shares	Apr. 01, 2020 shares	Nov. 30, 2019 shares
Disclosure of classes of share capital [line items]
Number of shares issued | shares			483,334	500,000									50,000	100,000	100,000						425,000
Number of share purchase warrants exercised | shares			483,334	500,000									50,000	100,000	100,000						6,129,573	1,233,334
Weighted average exercise price of warrants exercised | $ / shares			$ 0.2	$ 0.2									$ 0.2	$ 0.2	$ 0.2						$ 0.01	$ 0.11
Proceeds from warrants exercised | $																					$ 1,332,727	$ 246,667
Number of units issued | shares					3,718,831						3,180,000						3,128,334			5,750,000
Price per unit issued | $ / shares					0.15						0.2						0.15			0.4
Proceeds from units issued | $					$ 557,825						$ 636,000						$ 469,250			$ 2,300,000
Exercise price of warrants granted | $ / shares					$ 0.2												$ 0.2				$ 0.08	$ 0.9
Number of share options exercised | share																					425,000
Weighted average exercise price, exercised | $ / shares																					$ 0.52
Proceeds from exercise of options | $																					$ 222,500
Share issue related cost | $																						$ 38,727
Number of warrants granted | share																					9,814,400	7,539,748
Percentage of common shares reserved for issuance							10.00%
Number of stock options granted | share																					1,700,000
Exercise price of stock options granted | $ / shares																					$ 0.73
Remaining contractual life of stock option																			2 years 10 days
Number of options Expired | share																			75,000
Weighted average exercise price, Expired | $ / shares																			$ 0.5
Number of options cancelled | share																			125,000
Weighted average exercise price, cancelled | $ / shares																			$ 0.5
Stock-based compensation recognized in profit or loss | $																			$ 0		$ 1,144,342	$ 479,107
Value of common shares issued as compensation for consulting fees | $																					$ 307,734	125,000
Bottom of range [Member]
Disclosure of classes of share capital [line items]
Weighted average exercise price, exercised | $ / shares																					$ 0.5
Top of range [Member]
Disclosure of classes of share capital [line items]
Weighted average exercise price, exercised | $ / shares																					$ 0.6
Share capital [Member]
Disclosure of classes of share capital [line items]
Proceeds from warrants exercised | $																					$ 1,332,727	246,667
Share issue related cost | $																						$ 38,727
Number of shares issued and outstanding | shares																			59,317,461		59,239,336	42,762,264		32,796,600
Common shares issued as compensation for consulting fees | shares																					656,250	500,000
Value of common shares issued as compensation for consulting fees | $																					$ 307,734	$ 125,000
Aerowave Corporation ("Aerowave") [Member]
Disclosure of classes of share capital [line items]
Number of units issued | shares													50,000
Proceeds from units issued | $													$ 22,811
Exercise price of warrants granted | $ / shares													$ 0.5
Warrants granted, estimated fair value | $													$ 1,500
Warrants granted, exercisable period																		2 years
Directors Officers Employee And Consultants [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted | share												1,550,000
Exercise price of stock options granted | $ / shares												$ 0.75
Remaining contractual life of stock option												5 years
Stock price | $ / shares												$ 0.75
Volatility												100.00%
Risk-free rate												0.43%
Dividend yield												0.00%
Expected life | Year												5
Fair value of stock option | $												$ 1,022,995
Consultant [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted | share		150,000
Exercise price of stock options granted | $ / shares		$ 0.5
Remaining contractual life of stock option		5 years
Stock price | $ / shares		$ 0.485
Volatility		100.00%
Risk-free rate		0.82%
Dividend yield		0.00%
Expected life | Year		5
Fair value of stock option | $		$ 53,677
Consultant And Director [Member]
Disclosure of classes of share capital [line items]
Number of options cancelled | share																					200,000	150,000
Director [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares																							1,000,000
Number of shares issued for services | shares																					78,125
Value of shares issued for services | $																					$ 17,189
Number of stock options granted | share									150,000
Stock-based compensation recognized in profit or loss | $																			$ 0		$ 210,219	$ 205,312
Common shares issued as compensation for consulting fees | shares													250,000			250,000					656,250
Value of common shares issued as compensation for consulting fees | $													$ 62,500			$ 62,500			$ 17,189		$ 307,734	$ 125,000
Private Placements [Member]
Disclosure of classes of share capital [line items]
Number of share purchase warrants exercised | shares																					4,240
Weighted average exercise price of warrants exercised | $ / shares																					$ 0.25
Number of units issued for private placement | share								7,200,000
Proceeds from units issued | $								$ 360,000
Exercise price of warrants granted | $ / shares	$ 0.5										$ 0.5
Share issue related cost | $					$ 38,727												$ 38,727
Number of warrants granted | share	325,750										222,400
Stock price | $ / shares	$ 0.35										$ 0.52
Volatility	100.00%										100.00%
Risk-free rate	0.88%										0.43%
Dividend yield	0.00%										0.00%
Expected life | Year	5										5
Fair value of stock option | $	$ 79,032										$ 95,395
Finder's Fees [Member]
Disclosure of classes of share capital [line items]
Exercise price of warrants granted | $ / shares											$ 0.25									$ 0.5
Shares issued for finder's fees, shares | shares											170,000									166,250
Shares issued for finder's fees, value | $											$ 10,480									$ 63,700
Fair value of finders units issued | $											$ 34,000									$ 66,500
Warrants granted, exercisable period											5 years									5 years
Non-brokered private placement financing [Member]
Disclosure of classes of share capital [line items]
Number of share purchase warrants exercised | shares					3,208,333								292,000				2,145,000				30,000
Weighted average exercise price of warrants exercised | $ / shares					$ 0.2								$ 0.5				$ 0.2				$ 0.25
Number of units issued for private placement | share						10,000,000				30,000,000
Price per unit issued						0.4				0.05
Proceeds from units issued | $						$ 4,000,000				$ 1,500,000
Exercise price of warrants granted | $ / shares					$ 0.2	$ 0.8				$ 0.1			$ 0.5				$ 0.2
Number of warrants granted | share					3,718,831								692,583				3,128,334
Cancelled private placement, amount held | $						$ 4,400
Share Purchase Warrant [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares																					6,129,573
Number of share purchase warrants exercised | shares																					6,129,573	561,081
Weighted average exercise price of warrants exercised | $ / shares																						$ 0.2
Proceeds from warrants exercised | $																					$ 1,332,727
Number of units issued | shares													1,335,165
Price per unit issued | $ / shares													0.3
Proceeds from units issued | $													$ 400,550
Exercise price of warrants granted | $ / shares	$ 0.5										$ 0.25		$ 0.5							$ 0.5
Warrants granted, estimated fair value | $													$ 40,055
Warrants granted, exercisable period											5 years							2 years		5 years
Number of warrants granted | share	5,916,250										3,350,000
Share Purchase Warrant [Member] | Bottom of range [Member]
Disclosure of classes of share capital [line items]
Weighted average exercise price of warrants exercised | $ / shares																					$ 0.2
Share Purchase Warrant [Member] | Top of range [Member]
Disclosure of classes of share capital [line items]
Weighted average exercise price of warrants exercised | $ / shares																					$ 0.5
Broker Warrants [Member]
Disclosure of classes of share capital [line items]
Exercise price of warrants granted | $ / shares											$ 0.25									$ 0.5
Shares issued for finder's fees, shares | shares											222,400									325,750
Warrants granted, exercisable period											5 years									5 years